Equity Incentive Plan - Status and Changes in Stock Option Plan (Detail) - USD ($)		9 Months Ended		12 Months Ended
		Sep. 30, 2015		Dec. 31, 2014		Dec. 31, 2013
Number of Options
Options, Outstanding beginning of year		336,051		405,100		364,010
Options, Granted		79,415		26,631		51,090
Options, Exercised		(10,000)		(84,790)		(10,000)
Options, Forfeited/expired		(5,000)		(10,890)
Options, Outstanding end of period		400,466		336,051		405,100
Options exercisable at period-end		240,400		206,600		220,180
Weighted-Average Exercise Price
Weighted Average Exercise price, Outstanding, beginning of year		$ 11.57		$ 11.02		$ 10.59
Weighted Average Exercise Price, Granted		19.31		14.46		13.28
Weighted Average Exercise Price, Exercised		6.90		9.58		6.90
Weighted Average Exercise Price, Forfeited/expired		12.18		13.79
Weighted Average Exercise Price, Outstanding, end of period		13.21		11.57		11.02
Weighted Average Exercise Price, Options exercisable at period-end		11.29		10.79		9.88
Weighted-average fair value of options granted during the period	[1]	$ 4.99		$ 3.52		$ 3.43
Aggregate Intrinsic Value
Aggregate Intrinsic Value, Outstanding, end of period		$ 2,375,000	[2]	$ 561,617	[3]	$ 484,488	[3]
Aggregate Intrinsic Value, Options exercisable at period-end		$ 1,887,000	[2]	$ 505,352	[3]	$ 515,001	[3]

[1]	The fair value (present value of the estimated future benefit to the option holder) of each option grant is estimated on the date of grant using the Black-Scholes option pricing model.
[2]	In thousands. The aggregate intrinsic value of a stock option in the table above represents the total pre-tax intrinsic value (the amount by which the current market value of the underlying stock exceeds the exercise price of the option) that would have been received by the option holders had all option holders exercised their options on September 30, 2015 and December 31, 2014. This amount changes based on changes in the market value of the Company's stock.
[3]	The aggregate intrinsic value of a stock option in the table above represents the total pre-tax intrinsic value (the amount by which the current market value of the underlying stock exceeds the exercise price of the option) that would have been received by the option holders had all option holders exercised their options on December 31, 2014 and 2013. This amount changes based on changes in the market value of the Company's stock.